Structured Entities - Interests in Unconsolidated Structured Entities and Maximum Exposure to Loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Interests in unconsolidated structured entities recognized in:
Trading assets	¥ 6,176,613	¥ 6,512,061
Financial assets at fair value through profit or loss	2,902,969	2,376,129
Investment securities	33,546,133	30,149,837
Loans and advances	125,190,819	121,716,465
Securitisation [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	40,107	7,913
Financial assets at fair value through profit or loss	324	326
Investment securities	98,029	163,170
Loans and advances	5,072,479	4,547,626
Total	5,210,939	4,719,035
Maximum exposure to loss from interests in unconsolidated structured entities	7,185,520	6,585,138
Investment funds [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	42,540	59,691
Financial assets at fair value through profit or loss	1,875,755	1,464,214
Investment securities	29,957	60,745
Loans and advances	0
Total	1,948,252	1,584,650
Maximum exposure to loss from interests in unconsolidated structured entities	1,950,118	1,585,805
Structured finance [member]
Interests in unconsolidated structured entities recognized in:
Trading assets	0
Financial assets at fair value through profit or loss	53,777	94,455
Investment securities	0
Loans and advances	11,348,699	10,976,579
Total	11,402,476	11,071,034
Maximum exposure to loss from interests in unconsolidated structured entities	13,329,381	12,806,451
Others [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	0
Financial assets at fair value through profit or loss	0
Investment securities	0	114
Loans and advances	838,609	716,167
Total	838,609	716,281
Maximum exposure to loss from interests in unconsolidated structured entities	1,073,814	873,946
Unconsolidated structured entities [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	82,647	67,604
Financial assets at fair value through profit or loss	1,929,856	1,558,995
Investment securities	127,986	224,029
Loans and advances	17,259,787	16,240,372
Total	19,400,276	18,091,000
Maximum exposure to loss from interests in unconsolidated structured entities	¥ 23,538,833	¥ 21,851,340